TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Up to date [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[1]	4.00%	2.00%
Gross book value	[2]	$ 302,079	$ 875,889
Impairment loss Provision		$ (11,112)	$ (16,433)
From 1 to 90 days [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[1]	4.00%	8.00%
Gross book value	[2]	$ 103,615	$ 56,537
Impairment loss Provision		$ (4,049)	$ (4,253)
From 91 to 180 days [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[1]	66.00%	28.00%
Gross book value	[2]	$ 15,989	$ 16,922
Impairment loss Provision		$ (10,501)	$ (4,747)
From 181 to 360 days [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[1]	80.00%	39.00%
Gross book value	[2]	$ 40,621	$ 47,865
Impairment loss Provision		$ (32,627)	$ (18,459)
more of 360 days [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[1]	92.00%	74.00%
Gross book value	[2]	$ 69,802	$ 76,386
Impairment loss Provision		$ (63,904)	$ (56,510)
Total [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[1]	23.00%	9.00%
Gross book value	[2]	$ 532,106	$ 1,073,599
Impairment loss Provision		$ (122,193)	$ (100,402)

[1]	Corresponds to the consolidated expected rate of accounts receivable.
[2]	The gross book value represents the maximum credit risk value of trade accounts receivables.